STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 14. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

During September 2021, the Company increased its authorized shares from 20 billion to 30 billion of common stock. As such, at September 30, 2021, the Company had 30 billion shares of common stock, $0.0001 par value, authorized for issuance. Each share of common stock has the right to one vote. As of September 30, 2021, the Company had 19,678,916,809 shares of common stock outstanding. The Company has not declared or paid any dividends related to the common stock through September 30, 2021.

On August 2, 2021, the Company entered into the BD1 Common Stock SPA with BD1 for the placement of 666,666,672 shares of the Company’s common stock at a fixed purchase price of $0.015 per share for an aggregate purchase price of $10,000,000. The first tranche of 333,333,336 shares for $5,000,000 closed on September 2, 2021 and the second tranche will close on or before October 31, 2021 (if the Company has authorized but unissued common stock sufficient to issue all of the second tranche shares) or within five business days after the effective date when the Company has sufficient unissued common stock.

Subsequent to September 30, 2021, the second tranche of the BD1 Common Stock SPA closed. Refer to the Tranche 2 Closing section of Note 15. Subsequent Events for further detail.

Preferred Stock

At September 30, 2021, the Company had 25,000,000 shares of preferred stock, $0.0001 par value, authorized for issuance. Preferred stock may be issued in classes or series. Designations, powers, preferences, rights, qualifications, limitations and restrictions are determined by the Company’s Board of Directors.

The following table summarizes the designations, shares authorized, and shares outstanding for the Company's Preferred Stock:

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	3,700
Series B-1	2,000	—
Series B-2	1,000	—
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Series A Preferred Stock

Refer to Note 12 for Series A Preferred Stock activity.

Series 1A Preferred Stock

Refer to Note 13 for Series 1A Preferred Stock activity.

Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, and K Preferred Stock

There were no transactions involving the Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, or K during the three and nine months ended September 30, 2021 and 2020.

NOTE 16. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

At December 31, 2020, the Company had 20.0 billion shares of common stock, $0.0001 par value, authorized for issuance. Each share of common stock has the right to one vote. As of December 31, 2020, the Company had 18,102,583,473 shares of common stock outstanding. The Company has not declared or paid any dividends related to the common stock through December 31, 2020.

Preferred Stock

At December 31, 2020, the Company had 25,000,000 shares of preferred stock, $0.0001 par value, authorized for issuance. Preferred stock may be issued in classes or series. Designations, powers, preferences, rights, qualifications, limitations and restrictions are determined by the Company’s Board of Directors.  The following table summarizes the designations, shares authorized, and shares outstanding for the Company's Preferred Stock:

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	1,300
Series B-1	2,000	—
Series B-2	1,000	—
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Series A Preferred Stock

Refer to Note 14 for Series A Preferred Stock activity.

Series 1A Preferred Stock

Refer to Note 15 for Series 1A Preferred Stock activity.

Series B-1, B-2, C, D, D-1, E, F, G, H, I, J, J-1, and K Preferred Stock

There were no transactions involving the Series B-1, B-2, C, D, D-1, E, G, H, I, J, J-1, or K during the years ended December 31, 2020 and 2019.